PROVISIONS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provision for onerous contracts
Provision for onerous contracts	$ 592	$ 1,019	$ 80
Total Provisions	$ 592	$ 1,019